Investments in subsidiaries and associates (Details) $ in Millions			12 Months Ended
	Feb. 08, 2019 AUD ($)	Mar. 23, 2018 AUD ($)	Sep. 30, 2020 AUD ($) item	Sep. 30, 2019 AUD ($)	Sep. 30, 2018 AUD ($)
Investments in subsidiaries and associates
Gain on derecognition of associates			$ 316	$ 38
Gain (loss) on businesses disposed during the year				$ 3	$ (9)
Number of associates material to the Group | item			0
Zip Co Limited
Investments in subsidiaries and associates
Gain on derecognition of associates			$ 316
Westpac Bank-PNG-Limited
Investments in subsidiaries and associates
Percentage of equity owned by parent			89.90%	89.90%
Westpac NZ Covered Bond Limited
Investments in subsidiaries and associates
Percentage of equity owned by parent			19.00%	19.00%
Westpac NZ Securitisation Limited
Investments in subsidiaries and associates
Percentage of equity owned by parent			19.00%	19.00%
Ascalon Capital Managers (Asia) Limited and Ascalon Capital Managers Limited
Investments in subsidiaries and associates
Gain (loss) on businesses disposed during the year	$ 3
Hastings offshore subsidiaries
Investments in subsidiaries and associates
Gain (loss) on businesses disposed during the year		$ (9)